Leases - Schedule of the Break-up of Current and Non-current Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Break Up Of Current And Non Current Lease Liabilities [Abstract]
Current lease liabilities	$ 235	$ 151
Non-current lease liabilities	767	859
Total	$ 1,002	$ 1,010	$ 722	$ 728